Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended
		Dec. 06, 2023	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000246700
Account Value [Line Items]
Line Graph and Table Measure Name				CastleArk Large Growth ETF
Accumulated Value		$ 10,000	$ 12,857		$ 15,120
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 1000 Index (USD) (TR)
Accumulated Value		10,000	12,657		15,332
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Russell 1000 Growth Index (USD) (TR)
Accumulated Value		$ 10,000	$ 13,034		$ 17,013

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.